Consolidated Statements of (Loss) Earnings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue		$ 300,929	$ 252,288
Mine operating costs
Cost of sales		219,162	159,265
Depletion, depreciation, and amortization		93,667	77,045
		312,829	236,310
Mine operating (loss) earnings		(11,900)	15,978
General and administrative expenses		21,428	17,493
Share-based payments		7,375	8,295
Impairment of non-current assets		199,688	65,500
Mine care and maintenance costs		2,109
Acquisition costs		4,893
Foreign exchange loss (gain)		1,874	(4,314)
Operating loss		(249,267)	(70,996)
Investment and other loss		(744)	(34)
Finance costs		(13,036)	(4,271)
Loss before income taxes		(263,047)	(75,301)
Income taxes
Current income tax expense		2,148	7,177
Deferred income tax recovery		(61,031)	(29,206)
Total tax expense (income)		(58,883)	(22,029)
Net loss for the year		$ (204,164)	$ (53,272)
Loss per common share
Basic (in dollars per share)		$ (1.11)	$ (0.32)
Diluted (in dollars per share)		$ (1.11)	$ (0.32)
Weighted average shares outstanding
Basic (in shares)		183,650,405	165,293,893
Diluted (in shares)	[1]	183,650,405	165,293,893

[1]	Diluted weighted average number of shares excluded 6,644,542 (2017 - 9,431,737) options and 16,327,598 common shares issuable under the convertible debentures (Note 19(a)) that were anti-dilutive for the year ended December 31, 2018.